Goodwill and intangible assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets	Goodwill and intangible assets
Goodwill represents the excess of the amount paid to acquire subsidiaries over the fair value of identifiable net assets at the date of acquisition. Intangible assets consist primarily of distribution relationships, trade names, customer relationships, technology and insurance licenses. Finite-life intangible assets are measured at their acquisition date fair values, amortized over their economic lives, and presented net of accumulated amortization on the balance sheet.
Goodwill is not amortized, but rather is evaluated for impairment on an annual basis or whenever indications of potential impairment exist. In the absence of any indications of potential impairment, the evaluation of goodwill is performed during the fourth quarter of each year. Sirius Group uses widely accepted valuation techniques to determine the fair value of the reporting units used in its annual goodwill impairment analysis. Sirius Group's valuation is primarily based on qualitative and quantitative assessments regarding the fair value of the reporting unit relative to its carrying value. Management calculates a range of fair values using the income approach and market approach and compares the concluded fair values to the carrying value of the reporting unit. During the years ended December 31, 2020, 2019 and 2018, Sirius Group determined that the Global A&H operating segment was an appropriate reporting unit for the purposes of testing goodwill for impairment.
Intangible assets with indefinite lives are evaluated for impairment at least annually and when events or changes in circumstances indicate that it is more likely than not that the asset is impaired.
The following table shows the change in goodwill, intangible assets with an indefinite life, and intangible assets with a finite life during the years ended December 31, 2020 and 2019:

(Millions)	Goodwill	Intangible assets with an indefinite life	Intangible assets with a finite life	Total
Net balance at December 31, 2018	$400.6	$22.1	$173.5	$596.2
Foreign currency translation(1)	0.2	—	—	0.2
Amortization	—	—	(15.8)	(15.8)
Net balance at December 31, 2019	400.8	22.1	157.7	580.6
Foreign currency translation	—	—	—	—
Amortization	—	—	(15.8)	(15.8)
Net balance at December 31, 2020	$400.8	$22.1	$141.9	$564.8
(1)Foreign currency translation and amortization in 2019 relates to IMG and is allocated to the Global A&H segment.
For the years ended December 31, 2020 and 2019, Sirius Group did not recognize any impairments on Intangible assets with an indefinite life. For the year ended December 31, 2018, Sirius Group recognized an impairment of Intangible assets with an indefinite life that related to a trade name intangible asset acquired as part of the acquisition of IMG. The impairment resulted from lower than anticipated growth when comparing the forecasted results against a reforecast of results at year end. A quantitative impairment review of the IMG trade name intangible asset was performed by applying the royalty replacement method to determine the asset's fair value as of December 31, 2020, 2019 and 2018, respectively. Under the royalty replacement method, the fair value of IMG's trade name intangible asset was determined based on a market participant's view of the royalty that would be paid to license the right to use the trade name. This quantitative analysis incorporated several assumptions including forecasted future revenues and cash flows, estimated royalty rate, based on similar licensing transactions and market royalty rates, and discount rate, which incorporates assumptions such as weighted-average cost of capital and risk premium. As a result of the impairment testing, the carrying value of IMG's trade name intangible asset exceeded its estimated fair value as of December 31, 2018 and an impairment of $8.0 million was recorded as Impairment of intangible assets on the Consolidated Statements of (Loss).
The following tables presents the components of goodwill and intangible assets as of December 31, 2020 and 2019:

	2020
(Millions)	Gross balance	Accumulated amortization	Impairments	Foreign currency translation	Net balance
Customer relationships – finite life(1)	$17.0	$(4.9)	$—	$—	$12.1
Distribution relationships – finite life(1)	151.0	(35.2)	—	—	115.8
Goodwill – indefinite life(1)	400.7	—	—	0.1	400.8
Insurance licenses – indefinite life(2)	8.1	—	—	—	8.1
Technology – finite life(1)	15.5	(9.5)	—	—	6.0
Trade names – finite life(1)	16.0	(8.0)	—	—	8.0
Trade names – indefinite life(1)	27.0	—	(13.0)	—	14.0
Net balance at December 31, 2020	$635.3	$(57.6)	$(13.0)	$0.1	$564.8
(1)Allocated to the Global A&H segment.
(2)Allocated to the Runoff & Other segment.

	2019
(Millions)	Gross balance	Accumulated amortization	Impairments	Foreign currency translation	Net balance
Customer relationships – finite life(1)	$17.0	$(3.5)	$—	$—	$13.5
Distribution relationships – finite life(1)	151.0	(25.5)	—	—	125.5
Goodwill – indefinite life(1)	400.7	—	—	0.1	400.8
Insurance licenses – indefinite life(2)	8.1	—	—	—	8.1
Technology – finite life(1)	15.5	(6.9)	—	—	8.6
Trade names – finite life(1)	16.0	(5.9)	—	—	10.1
Trade names – indefinite life(1)	27.0	—	(13.0)	—	14.0
Net balance at December 31, 2019	$635.3	$(41.8)	$(13.0)	$0.1	$580.6
(1)Allocated to the Global A&H segment.
(2)Allocated to the Runoff & Other segment.
The amortization of intangibles assets for the years ended December 31, 2020, 2019 and 2018 was $15.8 million in each of the years.
The estimated remaining amortization expense for Sirius Group's intangible assets with finite lives is as follows:

(Millions)
2021	$15.8
2022	14.6
2023	13.8
2024	13.2
2025	11.6
2026 and thereafter	72.9
Total remaining amortization expense	$141.9
The estimated remaining useful lives of these intangible assets range from 1.3 years to 18.9 years.